UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 12/31/12

ITEM 1.  REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Eventide Gilead Fund

Eventide Healthcare & Life Sciences Fund

December 31, 2012

Eventide Asset Management, LLC

60 State Street

 Suite 700

Boston, MA 02109

1-877-771-3836

Eventide Gilead Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the period ending December 31, 2012, compared to its benchmarks:

		Six Month Return	1 Year Return	Since Inception
Retail Class (a)		8.52%	18.15%	11.08%
Class A without load(b)		8.45%	18.08%	16.93%
Class A with 5.75% load(b)		2.22%	11.31%	14.78%
Class C(b)		8.11%	17.18%	16.04%
Class I(c)		8.63%	18.31%	11.90%
S&P 500 Total Return Index(d) *		5.95%	16.00%	4.88%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund's investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until October 31, 2013, to ensure that the net annual fund operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.64%, 1.69%, 2.44%, and 1.44% for the Eventide Gilead Fund's Retail Class, Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund's total annual operating expenses would have been 2.05%, 2.08%, 2.84%, and 1.88% for the Eventide Gilead Fund's Retail Class, Class A, Class C, and Class I shares, respectively. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

* The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.
(a) Retail Class commenced operations on July 8, 2008.
(b) Class A and Class C commenced operations on October 28, 2009.
(c) Class I commenced operations on February 2, 2010.
(d) Since inception return assumes inception date of July 8, 2008.

	Top 10 Holdings by Industry		% of Net Assets
	Biotechnology		16.0%
	Pharmaceuticals		14.0%
	Oil & Gas		8.3%
	Auto		7.6%
	Transportation		6.9%
	Commercial Services		5.1%
	Semiconductors		4.7%
	Chemicals		4.5%
	Computers		4.0%
	Food		3.2%
	Other / Cash & Cash Equivalents		25.7%
			100.0%

Eventide Healthcare and Life Sciences Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the period ending December 31, 2012, compared to its benchmarks:

			Since Inception(a)
Retail Class			0.30%
Class A without load			0.30%
Class A with 5.75% load			-5.47%
Class C			0.30%
Class I			0.30%
Eventide Healthcare and Life Sciences Blend Index**			0.54%
S&P 500 Health Care Sector Total Return Index***			15.33%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund's investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until December 31, 2013, to ensure that the net annual fund operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed  1.72%, 1.77%, 2.52%, and 1.52%  for the Eventide Healthcare and Life Sciences Fund's Retail Class, Class A, Class C, and Class I shares, respectively, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund's total annual operating expenses would have been 1.79%, 1.84%, 2.59%, and 1.59% for the Eventide Healthcare and Life Sciences Fund's Retail Class, Class A, Class C, and Class I shares, respectively. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-877-771-3836.

**The Eventide Healhcare and Life Sciences Blend Index is calculated by taking 50% of the returns of the S&P 400 Health Care Index and 50% of the returns of the S&P 600 Health Care Index.
***The S&P 500 Health Care Sector Total Return Index is designed to measure the performance of the GICS health care sector. Each stock in the Index is a member of the S&P 500.
(a) Eventide Healthcare and Life Sciences Fund commenced operations on December 27, 2012.

	Top 10 Holdings by Industry	% of Net Assets
	Biotechnology	46.0%
	Pharmaceuticals	28.1%
	Medical Instruments	6.1%
	Computers	3.0%
	Energy - Alternate Sources	2.8%
	Other / Cash & Cash Equivalents	14.0%
		100.0%

Eventide Gilead Fund
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)
Shares		Value

	COMMON STOCKS - 96.1%
	APPLICATIONS SOFTWARE - 1.3%
8,200	Red Hat, Inc. *	$ 434,272

	AUTO - 7.6%
25,800	Tesla Motors, Inc *	873,846
14,000	TRW Automotive Holdings Corp. *	750,540
13,500	WABCO Holdings, Inc. *	880,065
		2,504,451
	BIOTECHNOLOGY - 16.0%
7,800	Ariad Pharmaceuticals, Inc. *	149,604
76,000	Celldex Therapeutics, Inc. *	509,960
86,400	Coronado Biosciences, Inc. *	389,664
35,400	Curis, Inc. *	121,422
349,100	Dynavax Technologies Corp. *	998,426
14,800	Illumina, Inc. *	822,732
121,500	NPS Pharmaceuticals, Inc. *	1,105,650
61,600	Sangamo Biosciences, Inc. *	370,216
168,000	Trius Therapeutics, Inc. *	803,040
		5,270,714
	CHEMICALS - 4.5%
3,400	CF Industries Holdings, Inc.	690,744
13,700	LyondellBasell Industries NV	782,133
		1,472,877
	COMMERCIAL SERVICES - 5.1%
27,600	Macquarie Infrastructure Co., LLC	1,257,456
16,000	Quanta Services, Inc. *	436,640
		1,694,096
	COMPUTERS - 4.0%
32,700	Aspen Technology, Inc. *	903,828
16,300	Vocera Communications, Inc. *	409,130
		1,312,958
	DIVERSIFIED FINANCIAL SERVICES - 2.2%
20,500	Ocwen Financial Corp. *	709,095

	ELECTRIC - 2.0%
29,200	NRG Energy, Inc.	671,308

See accompanying notes to financial statements.

Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2012 (Unaudited)
Shares		Value

	ELECTRONICS - 1.7%
6,100	Cymer, Inc. *	$ 551,623

	ENERGY - ALTERNATE SOURCES - 2.3%
65,400	Solazyme, Inc. *	514,044
70,000	Enphase Energy, Inc. *	255,500
		769,544
	ENGINEERING & CONSTRUCTION - 1.4%
25,000	Argan, Inc.	450,000

	FOOD - 3.2%
4,700	JM Smucker Co.	405,328
113,600	SunOpta, Inc. *	639,568
		1,044,896
	MACHINERY - DIVERSFIED - 2.4%
9,000	Wabtec Corp.	787,860

	MEDICAL INSTRUMENTS - 2.0%
28,500	Volcano Corp. *	672,885

	OIL & GAS - 8.3%
11,000	Cabot Oil & Gas Corp.	547,140
15,000	Cobalt International Energy, Inc. *	368,400
5,800	EOG Resources, Inc.	700,582
9,200	National Oilwell Varco, Inc.	628,820
13,000	Seadrill, Ltd.	478,400
		2,723,342
	PAPER - 2.2%
8,500	Domtar Corp.	709,920

	PHARMACEUTICALS - 14.0%
80,000	ACADIA Pharmaceuticals, Inc. *	372,000
153,300	Array BioPharma, Inc. *	570,276
290,000	Dyax Corp. *	1,009,200
7,200	Medivation, Inc. *	368,352
80,200	Optimer Pharmaceuticals, Inc. *	725,810
19,000	Sarepta Therapeutics, Inc. *	490,200
77,000	Supernus Pharmaceuticals, Inc. *	552,090
56,500	Synta Pharmaceuticals Corp. *	509,630
		4,597,558
See accompanying notes to financial statements.

Eventide Gilead Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2012 (Unaudited)
Shares		Value

	SEMICONDUCTORS - 4.7%
8,701	ASML Holding NV	$ 560,431
26,200	Ultratech, Inc. *	977,260
		1,537,691
	SOFTWARE - 2.1%
7,400	VMware, Inc. *	696,636

	TELECOMMUNICATIONS - 1.9%
8,900	Crown Castle International Corp. *	642,224

	TRANSPORTATION - 6.9%
29,500	Costamare, Inc.	410,640
17,400	Golar LNG, Ltd.	639,972
5,000	Union Pacific Corp.	628,600
34,800	XPO Logistics, Inc. *	604,824
		2,284,036
	WATER - 0.3%
2,900	American Water Works Co., Inc.	107,677

	TOTAL COMMON STOCKS (Cost $27,017,927)	31,645,663
Par Value
	CORPORATE BONDS - 0.8%
$ 120,000	Calvert Social Investment Foundation, 1.50%, 03/31/2015	120,000
145,000	Calvert Social Investment Foundation, 1.50%, 11/15/2015	145,000
	TOTAL CORPORATE BONDS(Cost $263,788)	265,000
Shares
	EXCHANGE-TRADED FUNDS - 2.7%
5,400	SPDR Gold Trust * (Cost $850,917)	874,855

	TOTAL INVESTMENTS - 99.6% (Cost $28,132,632) (a)	$ 32,785,518
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	152,220
	TOTAL NET ASSETS - 100.0%	$ 32,937,738

* Non-Income producing security.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $28,132,632 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 5,738,777
	Unrealized depreciation:	(1,085,891)
	Net unrealized appreciation:	$ 4,652,886

See accompanying notes to financial statements.

Eventide Healthcare & Life Sciences Fund
SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)
Shares			Value

	COMMON STOCKS - 86.0%
	BIOTECHNOLOGY - 46.0%
100	Ariad Pharmaceuticals, Inc. *		$ 1,918
900	Arqule, Inc. *		2,511
400	Celldex Therapeutics, Inc. *		2,684
600	Coronado Biosciences, Inc. *		2,706
700	Curis, Inc. *		2,401
900	Dynavax Technologies Corp. *		2,574
50	Illumina, Inc. *		2,780
200	Incyte Corp., Ltd. *		3,322
100	Ligand Pharmaceuticals, Inc. *		2,074
300	MEI Pharma, Inc. *		2,102
400	NPS Pharmaceuticals, Inc. *		3,640
400	Sangamo Biosciences, Inc. *		2,404
100	Seattle Genetics, Inc. *		2,320
600	Sunesis Pharmaceuticals, Inc. *		2,520
500	Trius Therapeutics, Inc. *		2,390
			38,346
	COMPUTERS - 3.0%
100	Vocera Communications, Inc. *		2,510

	ENERGY - ALTERNATE SOURCES - 2.8%
300	Solazyme, Inc. *		2,358

	MEDICAL INSTRUMENTS - 6.1%
200	DexCom, Inc. *		2,722
100	Volcano Corp. *		2,361
			5,083
	PHARMACEUTICALS - 28.1%
800	ACADIA Pharmaceuticals, Inc. *		3,720
700	Array BioPharma, Inc. *		2,604
800	Dyax Corp. *		2,784
100	Medidata Solutions Inc		3,919
300	Neurocrine Biosciences Inc		2,244
100	Sarepta Therapeutics, Inc. *		2,580
400	Supernus Pharmaceuticals, Inc. *		2,868
300	Synta Pharmaceuticals Corp. *		2,705
			23,424

	TOTAL COMMON STOCKS (Cost $71,337)		71,721

	TOTAL INVESTMENTS - 86.0% (Cost $71,337) (a)		$ 71,721
	OTHER ASSETS IN EXCESS OF LIABILITIES - 14.0%		11,653
	TOTAL NET ASSETS - 100.0%		$ 83,374

* Non-Income producing security.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $71,337 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 685
		Unrealized depreciation:	(301)
		Net unrealized appreciation:	$ 384

See accompanying notes to financial statements.

The Eventide Funds
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2012 (Unaudited)

	Eventide	Eventide Healthcare
	Gilead Fund	& Life Sciences Fund
ASSETS
Investment securities:
At cost	$ 28,132,632	$ 71,337
At value	$ 32,785,518	$ 71,721
Receivable for securities sold	441,157	-
Dividends and interest receivable	9,080	-
Receivable for Fund shares sold	-	83,000
Receivable due from Advisor	-	1,310
Prepaid expenses and other assets	29,789	-
TOTAL ASSETS	33,265,544	156,031

LIABILITIES
Due to broker	295,571	-
Investment advisory fees payable	16,351	-
Fees payable to other affiliates	3,485	385
Payable for investments purchased	-	71,337
Distribution (12b-1) fees payable	-	1
Accrued expenses and other liabilities	12,399	934
TOTAL LIABILITIES	327,806	72,657
NET ASSETS	$ 32,937,738	$ 83,374

Composition of Net Assets:
Paid in capital [$0 par value, unlimited shares authorized]	$ 29,020,909	$ 83,000
Accumulated net investment loss	(213,582)	(10)
Accumulated net realized loss from security transactions	(522,475)	-
Net unrealized appreciation on investments	4,652,886	384
NET ASSETS	$ 32,937,738	$ 83,374

See accompanying notes to financial statements.

The Eventide Funds
STATEMENT OF ASSETS AND LIABILITIES (continued)
December 31, 2012 (Unaudited)

	Eventide	Eventide Healthcare
	Gilead Fund	& Life Sciences Fund
Net Asset Value Per Share:
Retail Class Shares:
Net Assets	$ 14,749,646	$ 50,147
Shares of beneficial interest outstanding	998,022	5,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 14.78	$ 10.03

Class A Shares:
Net Assets	$ 15,399,238	$ 1,003
Shares of beneficial interest outstanding	1,043,003	100
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (a)	$ 14.76	$ 10.03

Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 15.67	$ 10.64

Class C Shares:
Net Assets	$ 1,703,599	$ 1,003
Shares of beneficial interest outstanding	118,379	100
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (b)	$ 14.39	$ 10.03

Class I Shares:
Net Assets	$ 1,513,007	$ 31,221
Shares of beneficial interest outstanding	101,821	3,112
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 14.86	$ 10.03

(a)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(b)	A CDSC of 1.00% is imposed in the event of certain redemption transactions within one year following each investment.

See accompanying notes to financial statements.

The Eventide Funds
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2012 (Unaudited)

	Eventide	Eventide Healthcare
	Gilead Fund	& Life Sciences Fund *

INVESTMENT INCOME
Dividends	$ 228,862	$ -
Interest	3,813	-
Foreign dividend withholding taxes	(7,238)	-
TOTAL INVESTMENT INCOME	225,437	-

EXPENSES
Investment advisory fees	176,390	6
Distribution (12b-1) fees:
Retail Class	16,571	1
Class A	19,403	-
Class C	7,898	-
Registration fees	24,651	240
Administrators and related parties fees and expenses	23,516	1
Mfund service fees	20,160	110
Professional fees	9,283	387
Compliance officer fees	8,865	274
Non 12b-1 shareholder servicing fees	7,336	43
Custodian fees	4,389	104
Printing and postage expenses	3,028	44
Insurance expense	683	20
Trustees fees and expenses	185	74
Interest expense	-	-
Other expenses	1,452	22
TOTAL EXPENSES	323,810	1,326

Less: Fees waived by the Advisor	(29,122)	(1,316)
NET EXPENSES	294,688	10

NET INVESTMENT LOSS	(69,251)	(10)

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from:
Security transactions	321,811	-
Net change in unrealized appreciation on:
Security transactions	2,394,600	384

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	2,716,411	384

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,647,160	$ 374

*	The Eventide Health & Life Sciences Fund commenced operations on December 27, 2012.

See accompanying notes to financial statements.

The Eventide Gilead Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Period Ended	For the
	December 31, 2012	Year Ended
	(Unaudited)	June 30, 2012
FROM OPERATIONS
Net investment loss	$ (69,251)	$ (270,417)
Net realized gain (loss) on investments and securities sold short	321,811	(809,371)
Net change in unrealized appreciation (depreciation) of investments	2,394,600	100,755
Net increase (decrease) in net assets resulting from operations	2,647,160	(979,033)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Retail Class	-	(489,011)
Class A	-	(247,813)
Class C	-	(46,891)
Class I	-	(235,082)
Total distributions to shareholders	-	(1,018,797)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Retail Class	7,535,587	10,738,809
Class A	4,763,742	11,729,028
Class C	599,282	688,623
Class I	58,234	8,465,630
Net asset value of shares issued in reinvestment of distributions:
Retail Class	-	447,309
Class A	-	220,415
Class C	-	46,696
Class I	-	195,793
Payments for shares redeemed:
Retail Class	(6,721,215)	(7,310,071)
Class A	(3,799,943)	(2,593,771)
Class C	(333,044)	(217,674)
Class I	(260,058)	(7,991,201)
Net increase in net assets from shares of beneficial interest	1,842,585	14,419,586

TOTAL INCREASE IN NET ASSETS	4,489,745	12,421,756

NET ASSETS
Beginning of Period	28,447,993	16,026,237
End of Period *	$ 32,937,738	$ 28,447,993
*Includes accumulated net investment loss of:	$ (213,582)	$ (144,331)

See accompanying notes to financial statements.

The Eventide Gilead Fund
STATEMENT OF CHANGES IN NET ASSETS (continued)

	For the
	Period Ended	For the
	December 31, 2012	Year Ended
	(Unaudited)	June 30, 2012
SHARE ACTIVITY
Retail Class:
Shares Sold	542,005	779,949
Shares Reinvested	-	35,671
Shares Redeemed	(482,675)	(572,156)
Net increase in shares of beneficial interest outstanding	59,330	243,464

Class A:
Shares Sold	339,242	866,426
Shares Reinvested	-	17,591
Shares Redeemed	(263,312)	(190,141)
Net increase in shares of beneficial interest outstanding	75,930	693,876

Class C:
Shares Sold	43,683	52,167
Shares Reinvested	-	3,796
Shares Redeemed	(23,967)	(17,091)
Net increase in shares of beneficial interest outstanding	19,715	38,872

Class I:
Shares Sold	4,128	639,782
Shares Reinvested	-	15,564
Shares Redeemed	(18,270)	(616,978)
Net increase (decrease) in shares of beneficial interest outstanding	(14,142)	38,368

See accompanying notes to financial statements.

The Eventide Healthcare & Life Sciences Fund
STATEMENTS OF CHANGES IN NET ASSETS

For the
Period Ended
December 31, 2012
(Unaudited) **
FROM OPERATIONS
Net investment loss	$ (10)
Net change in unrealized appreciation (depreciation) of investments	384
Net increase in net assets resulting from operations	374

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Retail Class	50,000
Class A	31,000
Class C	1,000
Class I	1,000
Net increase in net assets from shares of beneficial interest	83,000

TOTAL INCREASE IN NET ASSETS	83,374

NET ASSETS
Beginning of Period	-
End of Period *	$ 83,374
*Includes accumulated net investment loss of:	$ (10)

See accompanying notes to financial statements.

The Eventide Healthcare & Life Sciences Fund
STATEMENT OF CHANGES IN NET ASSETS (continued)

For the
Period Ended
December 31, 2012
(Unaudited) **
SHARE ACTIVITY
Retail Class:
Shares Sold	5,000
Shares Reinvested	-
Shares Redeemed	-
Net increase in shares of beneficial interest outstanding	5,000

Class A:
Shares Sold	3,112
Shares Reinvested	-
Shares Redeemed	-
Net increase in shares of beneficial interest outstanding	3,112

Class C:
Shares Sold	100
Shares Reinvested	-
Shares Redeemed	-
Net increase in shares of beneficial interest outstanding	100

Class I:
Shares Sold	100
Shares Reinvested	-
Shares Redeemed	-
Net increase in shares of beneficial interest outstanding	100
** The Eventide Health & Life Sciences Fund commenced operations on December 27, 2012.

See accompanying notes to financial statements.

The Eventide Gilead Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

	Retail Class
	Six Months		Year		Year	Year	Period
	Ended		Ended		Ended	Ended	Ended
	December 31,		June 30,		June 30,	June 30,	June 30,
	2012 (Unaudited)		2012		2011	2010	2009 (1)

Net asset value, beginning of period	$ 13.62		$ 14.89		$ 10.25	$ 9.66	$ 10.00

Activity from investment operations:
Net investment income (loss)	(0.02)	(2)	(0.16)	(2)	(0.14)	(0.08)	0.02
Net realized and unrealized gain
(loss) on investments	1.18		(0.48)		5.02	0.77	(0.33)
Total from investment operations	1.16		(0.64)		4.88	0.69	(0.31)

Less distributions from:
Net investment income	-		-		-	-	(0.02)
Distribution in excess of net investment income	-		-		-	-	(0.01)
Net realized gains	-		(0.63)		(0.24)	(0.10)	-
Total distributions	-		(0.63)		(0.24)	(0.10)	(0.03)

Net asset value, end of period	$ 14.78		$ 13.62		$ 14.89	$ 10.25	$ 9.66

Total return (3)	8.52%	(6)	(3.91)%		47.93%	7.00%	(2.96)%	(6)

Net assets, at end of period (000s)	$ 14,750		$ 12,400		$ 9,935	$ 4,858	$ 1,753

Ratio of gross expenses to average
net assets (4)(5)(8)	1.77%	(7)	2.04%		2.57%	4.12%	10.95%	(7)
Ratio of net expenses to average
net assets (5)(8)	1.62%	(7)	1.63%		1.67%	1.63%	1.69%	(7)
Ratio of net investment income (loss)
to average net assets (5)(8)	(0.34)%	(7)	(1.18)%		(1.08)%	(1.00)%	0.21%	(7)

Portfolio Turnover Rate	63%	(6)	257%		487%	398%	339%	(6)

(1)	The Eventide Gilead Fund's Retail Class shares commenced operations July 8, 2008.
(2) Per share amounts calculated using the average shares method.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(4)								Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.
(8)

The ratios include 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributed to interest expense. The ratios include 0.03% for the year ended June 30, 2011, 0.00% for the year ended June 30, 2010 and 0.02% for the period ended June 30, 2009 attributed to dividends on securities sold short.

See accompanying notes to financial statements.

The Eventide Gilead Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

	Class A
	Six Months		Year		Year	Period
	Ended		Ended		Ended	Ended
	December 31,		June 30,		June 30,	June 30,
	2012 (Unaudited)		2012		2011	2010 (1)

Net asset value, beginning of period	$ 13.61		$ 14.89		$ 10.25	$ 9.69

Activity from investment operations:
Net investment income (loss)	(0.03)	(2)	(0.16)	(2)	(0.07)	(0.05)
Net realized and unrealized gain
(loss) on investments	1.18		(0.49)		4.95	0.71
Total from investment operations	1.15		(0.65)		4.88	0.66

Less distributions from:
Net realized gains	-		(0.63)		(0.24)	(0.10)
Total distributions	-		(0.63)		(0.24)	(0.10)

Net asset value, end of period	$ 14.76		$ 13.61		$ 14.89	$ 10.25

Total return (3)	8.45%	(6)	(3.97)%		47.93%	6.67%	(6)

Net assets, at end of period (000s)	$ 15,399		$ 13,148		$ 4,054	$ 349

Ratio of gross expenses to average
net assets (4)(5)(8)	1.82%	(7)	2.07%		2.62%	3.60%	(7)
Ratio of net expenses to average
net assets (5)(8)	1.67%	(7)	1.68%		1.72%	1.67%	(7)
Ratio of net investment income (loss)
to average net assets (5)(8)	(0.39)%	(7)	(1.22)%		(1.21)%	(1.22)%	(7)

Portfolio Turnover Rate	63%	(6)	257%		487%	398%	(6)

(1)							The Eventide Gilead Fund Class A shares commenced operations on October 28, 2009.
(2) Per share amounts calculated using the average shares method.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(4)							Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.
(8)

The ratios include 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributed to interest expense. The ratios include 0.03% for the year ended June 30, 2011 and 0.00% for the year ended June 30, 2010 attributed to dividends on securities sold short.

See accompanying notes to financial statements.

The Eventide Gilead Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

	Class C
	Six Months		Year		Year	Period
	Ended		Ended		Ended	Ended
	December 31,		June 30,		June 30,	June 30,
	2012 (Unaudited)		2012		2011	2010 (1)

Net asset value, beginning of period	$ 13.31		$ 14.69		$ 10.19	$ 9.69

Activity from investment operations:
Net investment income (loss)	(0.08)	(2)	(0.26)	(2)	(0.17)	(0.07)
Net realized and unrealized gain
(loss) on investments	1.16		(0.49)		4.91	0.67
Total from investment operations	1.08		(0.75)		4.74	0.60

Less distributions from:
Net realized gains	-		(0.63)		(0.24)	(0.10)
Total distributions	-		(0.63)		(0.24)	(0.10)

Net asset value, end of period	$ 14.39		$ 13.31		$ 14.69	$ 10.19

Total return (3)	8.11%	(6)	(4.73)%		46.83%	6.05%	(6)

Net assets, at end of period (000s)	$ 1,704		$ 1,314		$ 878	$ 291

Ratio of gross expenses to average
net assets (4)(5)(8)	2.57%	(7)	2.83%		3.37%	4.30%	(7)
Ratio of net expenses to average
net assets (5)(8)	2.42%	(7)	2.43%		2.47%	2.42%	(7)
Ratio of net investment income (loss)
to average net assets (5)(8)	(1.14)%	(7)	(1.99)%		(1.89)%	(1.96)%	(7)

Portfolio Turnover Rate	63%	(6)	257%		487%	398%	(6)

(1)	The Eventide Gilead Fund Class C shares commenced operations on October 28, 2009.
(2) Per share amounts calculated using the average shares method.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(4)							Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.
(8)

The ratios include 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributed to interest expense. The ratios include 0.03% for the year ended June 30, 2011 and 0.00% for the year ended June 30, 2010 attributed to dividends on securities sold short.

See accompanying notes to financial statements.

The Eventide Gilead Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods

	Class I
	Six Months		Year		Year	Period
	Ended		Ended		Ended	Ended
	December 31,		June 30,		June 30,	June 30,
	2012 (Unaudited)		2012		2011	2010 (1)

Net asset value, beginning of period	$ 13.68		$ 14.93		$ 10.26	$ 11.46

Activity from investment operations:
Net investment income (loss)	(0.01)	(2)	(0.13)	(2)	(0.10)	(0.03)
Net realized and unrealized gain
(loss) on investments	1.19		(0.49)		5.01	(1.17)
Total from investment operations	1.18		(0.62)		4.91	(1.20)

Less distributions from:
Net realized gains	-		(0.63)		(0.24)	-
Total distributions	-		(0.63)		(0.24)	-

Net asset value, end of period	$ 14.86		$ 13.68		$ 14.93	$ 10.26

Total return (3)	8.63%		(3.76)%		48.18%	(10.47)%	(6)

Net assets, at end of period (000s)	$ 1,513		$ 1,586		$ 1,159	$ 758

Ratio of gross expenses to average
net assets (4)(5)(8)	1.57%		1.87%		2.37%	3.20%	(7)
Ratio of net expenses to average
net assets (5)(8)	1.42%		1.43%		1.47%	1.42%	(7)
Ratio of net investment income (loss)
to average net assets (5)(8)	(0.19)%		(1.01)%		(0.91)%	(0.99)%	(7)

Portfolio Turnover Rate	63%		257%		487%	398%	(6)

(1)	The Eventide Gilead Fund Class I shares commenced operations on February 2, 2010.
(2) Per share amounts calculated using the average shares method.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(4)							Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.
(8)

The ratios include 0.01% for the year ended June 30, 2012 and 0.02% for the year ended June 30, 2011 attributed to interest expense. The ratios include 0.03% for the year ended June 30, 2011 and 0.00% for the year ended June 30, 2010 attributed to dividends on securities sold short.

See accompanying notes to financial statements.

The Eventide Health & Life Sciences Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Retail Class
	Period
	Ended
	December 31,
	2012 (1)
	(Unaudited)

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	-	(8)
Net realized and unrealized gain
on investments	0.03
Total from investment operations	0.03

Net asset value, end of period	$ 10.03

Total return (3)	0.30%	(6)

Net assets, at end of period	$ 50,147

Ratio of gross expenses to average
net assets (4)(5)(8)	166.78%	(7)
Ratio of net expenses to average
net assets (5)(8)	1.63%	(7)
Ratio of net investment income (loss)
to average net assets (5)(8)	(1.65)%	(7)

Portfolio Turnover Rate	0%	(6)

(1)	The Eventide Health & Life Sciences Fund commenced operations on December 27, 2012.
(2) Per share amounts calculated using the average shares method.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.
(8) Amount is less than $0.005 per share.

See accompanying notes to financial statements.

The Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A
	Period
	Ended
	December 31,
	2012 (1)
	(Unaudited)

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	-	(8)
Net realized and unrealized gain
on investments	0.03
Total from investment operations	0.03

Net asset value, end of period	$ 10.03

Total return (3)	0.30%	(6)

Net assets, at end of period	$ 1,003

Ratio of gross expenses to average
net assets (4)(5)(8)	166.83%	(7)
Ratio of net expenses to average
net assets (5)(8)	1.68%	(7)
Ratio of net investment income (loss)
to average net assets (5)(8)	0.00%	(7)

Portfolio Turnover Rate	0%	(6)

(1)	The Eventide Health & Life Sciences Fund commenced operations on December 27, 2012.
(2) Per share amounts calculated using the average shares method.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.
(8) Amount is less than $0.005 per share.

See accompanying notes to financial statements.

The Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class C
	Period
	Ended
	December 31,
	2012 (1)
	(Unaudited)

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	-	(8)
Net realized and unrealized gain
on investments	0.03
Total from investment operations	0.03

Net asset value, end of period	$ 10.03

Total return (3)	0.30%	(6)

Net assets, at end of period	$ 1,003

Ratio of gross expenses to average
net assets (4)(5)(8)	167.58%	(7)
Ratio of net expenses to average
net assets (5)(8)	2.43%	(7)
Ratio of net investment income (loss)
to average net assets (5)(8)	0.00%	(7)

Portfolio Turnover Rate	0%	(6)

(1)	The Eventide Health & Life Sciences Fund commenced operations on December 27, 2012.
(2) Per share amounts calculated using the average shares method.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.
(8) Amount is less than $0.005 per share.

See accompanying notes to financial statements.

The Eventide Healthcare & Life Sciences Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class I
	Period
	Ended
	December 31,
	2012 (1)
	(Unaudited)

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	-	(8)
Net realized and unrealized gain
on investments	0.03
Total from investment operations	0.03

Net asset value, end of period	$ 10.03

Total return (3)	0.30%	(6)

Net assets, at end of period	$ 31,221

Ratio of gross expenses to average
net assets (4)(5)(8)	166.58%	(7)
Ratio of net expenses to average
net assets (5)(8)	1.43%	(7)
Ratio of net investment income (loss)
to average net assets (5)(8)	0.00%	(7)

Portfolio Turnover Rate	0%	(6)

(1)	The Eventide Health & Life Sciences Fund commenced operations on December 27, 2012.
(2) Per share amounts calculated using the average shares method.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Not annualized.
(7) Annualized.
(8) Amount is less than $0.005 per share.

See accompanying notes to financial statements.

The Eventide Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (Unaudited)

(1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of twenty-five series. These financial statements include the following series: Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund (the “Fund” or collectively the “Funds”). The Funds are registered as diversified. The Funds investment manager is Eventide Asset Management LLC (the “Manager”).

Eventide Gilead Fund commenced operations on July 8, 2008. The Fund’s investment objective is to achieve long-term capital appreciation.

Eventide Healthcare & Life Sciences Fund commenced operations on December 27, 2012. The Fund’s investment objective is to achieve long-term capital appreciation.

The Funds offers four classes of shares, Retail Class, Class A, Class C and Class I.  Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Investment Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ at the NASDAQ Official Closing Price (“NOCP”); (c) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) and fixed income securities are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All of these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information from pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees. (d) Options are valued at their closing value on the exchange they are traded on, when no closing price is available options are valued at their mean price.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds discloses fair value of investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs
(Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1

-

quoted prices in active markets for identical securities.

Level 2

-

other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.).

Level 3

-

significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Eventide Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012 (Unaudited)

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Fund’s net assets as of December 31, 2012:

Eventide Gilead Fund Assets Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$ 31,645,663	$ -	$ 31,645,663
Corporate Bonds	-	265,000	265,000
Exchange-Traded Funds	874,854	-	874,854
Total	$ 32,520,517	$ 265,000	$ 32,785,517

Eventide Healthcare & Life Sciences Fund Assets Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks(b)	$ 71,721	$ -	$ 71,721

(a) As of and during the period ended December 31, 2012, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.  There were no transfers into and out of Level 1 and 2 during the current period presented.  It is the Funds policy to recognize transfers into and out of Level 1 and 2 at the end of the reporting period.

(b) For a detailed break-out of common stocks by industry, by please refer to the Schedule of Investments.

During the period ended December 31, 2012, no securities were valued in accordance with the Trust’s good faith pricing guidelines.

b)

Short Sales - Each Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities that have been sold.

c)

Federal Income Tax - The Funds have qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the period ended December 31, 2012, the Funds did not have a liability for any unrecognized tax expense. The Funds recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of December 31, 2012, the Funds did not incur any interest or penalties. As required, management has analyzed the Funds’ tax positions taken or to be taken on Federal income tax returns for all open tax years (tax period and years ended June 30, 2010, June 30, 2011 and June 30, 2012) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Funds’ tax return is presently in progress.

d)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

e)

Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

f)

Other - Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

g)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of

The Eventide Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012 (Unaudited)

the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds’ and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i)

Redemption Fees and Sales Charges (loads) - A $15 fee may be charged for redemptions made by wire.  A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). Class C also has a CDSC of 1.00% and is imposed in the event of certain redemption transactions within one year following each investment.  The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended December 31, 2012, there were redemption fees of $0 paid to the Eventide Gilead Fund and there were $1,567 in CDSC fees paid to the Manager.  For the period ended December 31, 2012, there were redemption fees of $0 paid to the Eventide Healthcare & Life Sciences Fund and there were $0 in CDSC fees paid to the Manager.

(2)

INVESTMENT TRANSACTIONS

For the period ended December 31, 2012, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

Eventide Gilead Fund

Purchases	Sales
$ 23,947,816	$ 20,138,530

Eventide Healthcare & Life Sciences Fund

Purchases	Sales
$ 71,337	$ -

(3)

OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option.

The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option.  The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Accounting for Options - When each Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are

The Eventide Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012 (Unaudited)

likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

(4)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Eventide acts as investment manager to the Funds pursuant to the terms of the Management Agreement.  Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% and 1.10% of average net assets of the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively, such fee to be computed daily based upon daily average net assets of the Funds. The Manager pays expenses incurred by it in connection with acting as investment manager to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the period ended December 31, 2012, management fees of $176,390 and $6 were incurred by the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively, before the waiver and reimbursement described below.

The Manager and the Funds have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.42% and 1.43% of average daily net assets for the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, through October 31, 2012 and December 31, 2013, respectively.  Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the period ended December 31, 2012, the Manager waived management fees of $29,122 and $1,316 for the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Fund, respectively. As of June 30, 2012, the Manager has $293,692 of waived/reimbursed expenses of the Eventide Gilead Fund that may be recovered no later than June 30 of the years indicated below:

2013	2014	2015
$98,714	$103,626	$91,352

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Funds, the Funds pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $100 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the period ended December 31, 2012, the Eventide Gilead and Eventide Healthcare & Life Sciences Fund incurred $20,160 and $110 for such fees, respectively.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and Catalyst Capital Advisors LLC (an investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

An officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman.  The Chairman of the Trust’s Audit Committee receives an additional quarterly fee of $750. The fees paid to the Trustees are paid in Fund shares and allocated pro rata among the Funds in the complex. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings

The Trust has adopted a Distribution Plan pursuant to rule 12b-1 under the 1940 Act for each class of shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.25% per annum for the Retail Class shares, up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Retail Class

The Eventide Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012 (Unaudited)

shares are currently paying 0.20% per annum of 12b-1 fees, Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and its shareholders and to reimburse the Funds’ Distributor and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.

For the six months ended December 31, 2012, the Eventide Gilead Fund received $7,098 in underwriter commissions from the sale of shares of the Fund.

(5)

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the following years was as follows:

As of June 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis net unrealized appreciation of investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $144,331.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Funds.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  The Fund has no pre-enactment capital loss carryovers.  At June 30, 2012, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Permanent book and tax differences primarily attributable to net operating losses, resulted in reclassification for the Fund for the year ended June 30, 2012 as follows: a decrease in paid in capital of $126,086 and a decrease in accumulated net investment loss of $126,086.

(6)

UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The Eventide Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012 (Unaudited)

(7)

RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

(8)

SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

The Funds file the complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-771-3836; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-771-3836; and on the Commission’s website at http://www.sec.gov.

Board Deliberations Regarding Renewal of the Management Agreement with respect to the Eventide Gilead Fund

The Board of Trustees of Mutual Fund Series Trust (the “Trust”), including the Independent Trustees, unanimously renewed the Management Agreement between the Trust, on behalf of the Eventide Gilead Fund (the “Fund”), and Eventide Asset Management, LLC (“Eventide” or the “Adviser”) at a meeting of the Board of Trustees held on May 16, 2012.

In connection with their deliberations, the Board reviewed materials prepared by Adviser with respect to the Fund.  The Trustees noted that Adviser is not affiliated with the transfer agent, underwriter, or custodian, and therefore does not derive any benefits from the relationships these parties have with the Fund.  The Trustees did note, however, that Adviser receives some benefits from the 12b-1 fees and soft dollar payments.

Nature, Extent and Quality of Services - As to the nature, extent and quality of the services provided by Eventide to the Eventide Fund, the Trustees reviewed Eventide’s Form ADV, which provided an overview of the services provided by Eventide, as well as information on the corporate structure, officers, owners and compliance record of Eventide. Mr. Szilagyi discussed the change in the ownership interests of Eventide described in renewal materials prepared by Eventide and noted that such change did not constitute a change in control. The Trustees discussed the nature of the adviser’s operations, the quality of its compliance infrastructure and the experience of its fund management personnel. Ms. Strasser then discussed with the Board the changes to Eventide’s compliance program and Code of Ethics. The Board then reviewed financial information for Eventide provided by the firm. The Trustees concluded that the adviser has provided a level of service consistent with the Board’s expectations.

Performance - As to the Eventide Fund’s performance on a comparative basis, the Trustees reviewed the Fund’s performance for the one-year, three-year and since inception periods ended December 31, 2011 and compared the performance to that of a group of similarly managed funds and broad based market indices. The Board noted that the Fund had underperformed its peers and the indices for the one-year period.  But, they further noted, it had out-performed its peers during the three-year period.  The Board concluded that, overall, they were satisfied with the performance.

Fees and Expenses - As to comparative fees and expenses, the Trustees considered the management fee paid by the Fund and the net expense ratio of the Fund and compared that ratio to those paid by funds in a peer group.  The Board noted that the Fund’s management fee and expense ratio were higher than the average fee for the peer group, but were comparable or lower than other peer fund.  The Trustees concluded that the Fund’s management fees were reasonable in light of the services the Fund receives from Eventide.

Profitability - The Board considered the profits realized by the adviser in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Trustees noted that Eventide did not realize a profit during the previous twelve month period.

Economies of Scale - As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for Eventide to share its economies of scale with the Fund, and their respective shareholders if a Fund experiences a substantial growth in assets.  However, the Trustees recognized that the Fund had not yet reached asset levels where Eventide could realize significant economies of scale, and such growth was not likely to occur within the next year, and thus a discussion regarding economies of scale was not relevant at that time.  Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

Conclusion - Having requested and received such information from Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, determined that continuation of the Management Agreement between the Trust and Eventide is in the best interests of the Eventide Fund and its shareholders.   Accordingly, the Board of Trustees, by separate vote of the Independent Trustees and the entire Board of Trustees, unanimously approved the renewal of the Management Agreement.

Board Deliberations Regarding Approval of the Management Agreement with respect to the Eventide Healthcare and Life Sciences Fund

The Board of Trustees of Mutual Fund Series Trust (the “Trust”), including the Independent Trustees, unanimously approved the Management Agreement between the Trust, on behalf of the Eventide Healthcare and Life Sciences Fund (the “Healthcare Fund”), and Eventide Asset Management, LLC (“Eventide” or the “Adviser”) at a meeting of the Board of Trustees held on November 26, 2012.

In connection with their deliberations regarding approval of the Management Agreement with Eventide with respect to the Healthcare Fund, the Trustees reviewed a report prepared by Eventide setting forth, and Eventide’s responses to, a series of questions regarding, among other things, the adviser’s past investment performance, Eventide’s proposed services to the Healthcare Fund, comparative information regarding the Healthcare Fund’s proposed fees and expenses, and the adviser’s anticipated profitability from managing the Healthcare Fund (“Eventide 15(c) Response”).

Because the Healthcare Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Healthcare Fund.  However, as to the investment performance of Eventide, the Trust’s President referred the Board to the standard performance information for Eventide Gilead Fund (the “Gilead Fund”) contained in the meeting materials, also reviewed earlier in the meeting.  The Board discussed the year-to-date, one-year, two-year and since inception returns of the Gilead Fund relative to the Russell MidCap Growth Index and the S&P 500 Index, noting that the Fund had underperformed the Russell MidCap Growth and S&P 500 for the year-to-date period and underperformed the S&P for the two year period, but had outperformed each index for the one-year and since inception periods. The Board then reviewed the performance information of the model portfolio contained in the Eventide 15(c) Response. After further discussion regarding the performance of the Gilead Fund and the model portfolio, the investment strategies of the Fund and the proposed portfolio manager’s expertise in the sectors, the Board determined that the prospects for favorable performance was good.

As to Eventide’s business and the qualifications of its personnel, the reviewed Eventide’s 15c Response and discussed the experience of its investment personnel. A presentation was provided by a representative of the Adviser with respect to the quality of its compliance program and the experience of its compliance personnel.  The Trustees considered Eventide’s duties under the terms of the Management Agreement and the services it has provide to the Gilead Fund, noting the diligence of its staff.  Following discussion, the Trustees noted their satisfaction with the quality of services provided by Eventide to the Gilead Fund and that the lead portfolio manager is very well suited to manage the strategy. They concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Healthcare and Life Sciences Fund under the proposed Management Agreement.

As to the costs of the services to be provided and the profits to be realized by Eventide, the Trustees reviewed Eventide’s estimates of profitability (which indicated a loss for year one), its financial condition and the financial information provided by Eventide. The Trustees noted that Eventide receives some benefits from the 12b-1 fees and soft dollar payments. The Trustees also considered Eventide’s agreement to waive fees and reimburse expense to the extent that the Fund’s total operating expenses exceed certain limits.  Based on their review, the Trustees concluded that they were satisfied that Eventide’s expected level of profitability from its relationship with the Healthcare Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee to be paid by the Healthcare Fund and compared that fee to the average management fee paid by funds in the Morningstar Health category, noting the proposed fee of 1.10% was higher than the category average of 0.80%. The Trustees also compared the total expense ratio of the New Fund with the total expense ratios of the funds in the Morningstar category. The Trustees further noted that the New Fund’s total expense ratio was higher than the average of the funds in the Morningstar category and the Fund’s net expense ratio was higher than those of three out of the six funds in the peer group. The Trustees noted the relatively large asset size of most of the peer funds and then discussed the extensive expertise and research required to execute the Healthcare Fund’s investment strategies.  After further discussion, the Trustees concluded that the Healthcare Fund’s proposed management fee, while higher than the average, was reasonable due to the extensive and specialized research demands to execute that strategy, as well as the “value” overlay and the fact that the manager would focus on smaller capitalization stocks.

As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for Eventide to share the economies of scale with the Healthcare Fund and its shareholders if the Healthcare Fund experiences a substantial growth in assets.  The Trustees recognized that management agreements with competitor funds do not always contain breakpoints and consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances, including the expense caps and anticipated size of the Fund, but they would re-examine in the future.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that approval of the Management Agreement was in the best interests of the Healthcare Fund’s shareholders.

The Eventide Funds

EXPENSE EXAMPLES

December 31, 2012 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 through December 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Eventide Gilead Fund and Eventide Healthcare & Life Sciences Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Fund’s Annualized Expense Ratio	Beginning Account Value 7/1/12	Ending Account Value 12/31/12		Expenses Paid During Period	Ending Account Value 12/31/12	Expenses Paid During Period

Eventide Gilead Fund – Retail Class	1.62%	$1,000.00	$1,85.20	$8.51*	$1,017.04	$ 8.24
Eventide Gilead Fund – Class A	1.67%	$1,000.00	$1,084.50	$8.77*	$1,016.79	$ 8.49
Eventide Gilead Fund – Class C	2.42%	$1,000.00	$1,081.10	$8.76*	$1,013.01	$ 8.47
Eventide Gilead Fund – Class I	1.42%	$1,000.00	$1,086.30	$8.78*	$1,018.05	$ 8.49
Eventide Healthcare & Life Sciences Fund – Retail Class	1.63%	$1,000.00***	$1,003.00	$0.18**	$1,000.37	$ 0.18
Eventide Healthcare & Life Sciences Fund – Class A	1.68%	$1,000.00***	$1,003.00	$0.18**	$1,000.36	$ 0.18
Eventide Healthcare & Life Sciences Fund – Class C	2.43%	$1,000.00***	$1,003.00	$0.18**	$1,000.28	$ 0.18
Eventide Healthcare & Life Sciences Fund – Class I	1.43%	$1,000.00***	$1,003.00	$0.18**	$1,000.39	$ 0.18

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (4) divided by the number of days in the fiscal year (365).

*** Beginning account value is December 27, 2012.

Mutual Fund Series Trust

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

MANAGER

Eventide Asset Management, LLC

60 State Street

 Suite 700

Boston, MA 02109

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH  43215

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: March 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: March 11, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: March 11, 2013